Form N-1A Cover	Sep. 17, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Entity Central Index Key	0000896435
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 17, 2026
Prospectus Date	Apr. 30, 2026